ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

22.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The changes in accumulated other comprehensive income (loss) by component, net of tax of nil, were as follows:

Foreign currency
translation
RMB
Balance as of January 1, 2019	85,979
Current year other comprehensive loss	(8,075)
Balance as of December 31, 2019	77,904
Current year other comprehensive loss	(133,439)
Balance as of December 31, 2020	(55,535)
Current year other comprehensive loss	(34,908)
Balance as of December 31, 2021	(90,443)
Balance as of December 31, 2021, in US$	(14,192)